John Hancock Funds


                        Supplement dated November 7, 2007
                    to the Class A, B and C Shares Prospectus

Effective November 5, 2007, the address for John Hancock Signature Services, Inc., the Funds' transfer agent, has changed. The new address is:

         John Hancock Signature Services, Inc.
         P. O. Box 9510
         Portsmouth, NH  03802-9510

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                               John Hancock Funds


                        Supplement dated November 7, 2007
                        to the Class I Shares Prospectus

Effective November 5, 2007, the address for John Hancock Signature Services, Inc., the Funds' transfer agent, has changed. The new address is:

         John Hancock Signature Services, Inc.
         P. O. Box 9510
         Portsmouth, NH  03802-9510

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                               John Hancock Funds


                        Supplement dated November 7, 2007
                        to the Class R1 Shares Prospectus


Effective November 5, 2007, the address for John Hancock Signature Services, Inc., the Funds' transfer agent, has changed. The new address is:

         John Hancock Signature Services, Inc.
         P. O. Box 9510
         Portsmouth, NH  03802-9510



Under the "Your Account" section under the subsection "Who Can Buy Class R1 Shares," the third bullet point of the subsection is amended and restated as follows:

         Class R1 shares are available only to retirement plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the funds through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).

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                             John Hancock Bond Fund

                        Supplement dated November 7, 2007
                   to the Statement of Additional Information


Effective November 5, 2007, the address for John Hancock Signature Services, Inc., the Funds' transfer agent, has changed. The new address is:

         John Hancock Signature Services, Inc.
         P. O. Box 9510
         Portsmouth, NH  03802-9510


The disclosure in the section "Eligible Investors for Class R1 Shares" has been amended and restated as follows:

         Class R1 shares are available only to retirement plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the fund through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).